Trade payables and accrued liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Trade payables and accrued liabilities
Trade payables	$ 1,001,773	$ 535,048
Due to related parties (Note 19)	280,432	212,562
Accrued liabilities	2,179,134	894,350
Trade payables and accrued liabilities	$ 3,461,339	$ 1,641,960